SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Total [Member]
Total Revenue	$ 1,856,148	$ 2,011,161	$ 3,696,519	$ 4,055,050
Revenues:
Revenue, Percentage	100.00%	100.00%	100.00%	100.00%
Total percent	(9.00%)		(9.00%)
Revenue Segment [Member]
Revenues:
Subscription Software And Services, Percentage Change	(10.00%)		(9.00%)
Professional Services And Other, Percentage Changes	15.00%		(11.00%)
Subscription Software And Services	$ 1,629,999	$ 1,814,273	$ 3,333,814	$ 3,671,092
Subscription Software And Services, Percentage	88.00%	90.00%	90.00%	91.00%
Professional Services And Other	$ 226,149	$ 196,888	$ 362,705	$ 383,958
Professional Services And Other, Percentage	12.00%	10.00%	10.00%	9.00%